ACQUISITION OF TARUS (Details 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Loss before provision for income taxes	$ (6,071)	$ (4,177)
Net loss	(5,926)	(1,625)
Total comprehensive loss for period	$ (4,157)	(1,625)
Tarus Acquisition [Member]
IfrsStatementLineItems [Line Items]
Loss from operations		(3,788)
Loss before provision for income taxes		(3,893)
Net loss		(1,341)
Total comprehensive loss for period		$ (1,341)
Loss per share		$ (0.09)